RELATED PARTY TRANSACTIONS - Seatankers Management Co, United Freight Carriers, Capesize Chartering (Details)	6 Months Ended
	Jun. 30, 2016 USD ($) vessel $ / d	Jun. 30, 2015 USD ($) $ / d	Dec. 31, 2015 vessel
Related Party Transaction [Line Items]
Pool earnings	$ 300,000	$ 0
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Revenue from related parties	474,000	42,000
United Freight Carriers LLC
Related Party Transaction [Line Items]
Revenue from related parties	150,000	$ 0
Capesize Chartering
Related Party Transaction [Line Items]
Receivables from related parties	$ 600,000
Dry Bulk Carriers | Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel	21		21
Commercial management fee revenue (in dollars per day) | $ / d	125	125
Management And Administration | United Freight Carriers LLC
Related Party Transaction [Line Items]
Revenue from related parties	$ 200,000	$ 0
Golden Opus Inc. | Capesize Chartering
Related Party Transaction [Line Items]
Receivables from related parties	100,000
Seatankers Management Co., Ltd | Capesize Chartering
Related Party Transaction [Line Items]
Receivables from related parties	$ 100,000